GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment loss	$ 10,500	$ 0	$ 0	[1]	$ 10,508
Accumulated impairment loss		$ 29,890	$ 29,890
Significant Assumptions Term	3 years 6 months
Significant Assumptions Discount Rate	17.50%
Significant Assumptions Growth Rate	0.50%

[1]	As a result of the circumstances described in note 8(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.